SHORT-TERM BORROWINGS	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS

NOTE 7 － SHORT-TERM BORROWINGS

Short-term borrowings comprised of the followings:

	As of
	December 31, 2024	June 30, 2025
Bank borrowings, secured
- Trade financing loans	$7,722,899	$8,748,618
- Short-term loans	7,532,975	14,633,588
	$15,255,874	$23,382,206

HTL Marketing obtained the trade financing revolving and factoring facilities among various financial institutions in Singapore, in the aggregate principal amount of up to $33 million, which bear annual interest at the effective average rates of 6.2% with maturity of 90 days to 180 days. The purpose of these banking facilities is to support the furniture export and leather trading operations of HTL Marketing.

These banking facilities are secured by an irrevocable corporate guarantee provided by one of the Company’s major shareholders, Golden Hill Capital Pte. Ltd. with a maximum aggregate amount of $50 million and certain assignments of accounts receivable. The corporate guarantee expires six months after the full repayment of all loans (see Note 13).